Supplement Dated February 5, 2009 to the

Annual Product Information Notice Dated May 1, 2008

Hartford Life Insurance Company Separate Account Five:

333-36203	Director Life (Series II)
033-83654	Director Life (Series I)
333-36329	Putnam Hartford Inheritance Manager Variable Life
033-83656	Putnam Capital Manager Variable Life
333-00245	Select Dimensions Life (Series I)
333-52645	Select Dimensions Life (Series II)

Hartford Life and Annuity Insurance Company Separate Account Five:

333-36349	Director Life (Series II)
033-83650	Director Life (Series I)
333-36367	Putnam Hartford Inheritance Manager Variable Life
033-83652	Putnam Capital Manager Variable Life
333-00259	Select Dimensions Life (Series I)
333-52637	Select Dimensions Life (Series II)

Supplement Dated February 5, 2009 to the

Annual Product Information Notice Dated July 23, 2008

Hartford Life Insurance Company Separate Account One:

002-98140	The Hartford’s Builder

Supplement Dated February 5, 2009 to your Annual Product Information Notice

For the most recent quarterly financial statement for Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com.  Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

This supplement should be retained with the prospectus for future reference.

HV-7904